UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [X]; Amendment Number: 1
                                              -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Peloton Partners LLP
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Address:   17 Broadwick Street
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           London, United Kingdom  W1F ODJ
           --------------------------------------------------

Form 13F File Number:     028-12176
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Geoffrey Grant
           --------------------------------------------------
Title:     Chief Investment Officer
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Phone:     44-207-317-9500
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Geoffrey Grant          London, United Kingdom         03/14/07
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        26
                                               -------------

Form 13F Information Table Value Total:        197,555
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                      FORM 13F INFORMATION TABLE

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


NAME OF                          TITLE                     VALUE       SHRS OR SH/ PUT/  INVESTMENT   OTHER
ISSUER                          OF CLASS        CUSIP    (X $1000)     PRN AMT PRN CALL  DISCRETION  MANAGERS     SOLE   SHARED NONE
ASTORIA FINL CORP            COM              046265104      3727      122,348 Sh          SOLE                  122,348   0     0
ASSURANT INC                 COM              04621X108      3785       68,191 Sh          SOLE                   68,191   0     0
BEAR STEARNS COS INC         COM              73902108       6808       41,479 Sh          SOLE                   41,479   0     0
BOYD GAMING CORP             COM              103304101      1443       31,800 Sh          SOLE                   31,800   0     0
CADIZ INC                    COM NEW          127537207     24845    1,134,478 Sh          SOLE                1,134,478   0     0
FORD MTR CO DEL              COM PAR $0.01    345370860      6412      852,600 Sh          SOLE                  852,600   0     0
FIELDSTONE INVT CORP         COM              31659U300      2215      501,222 Sh          SOLE                  501,222   0     0
FOMENTO ECONOMICO MEXICANO S SPONSORED ADR    344419106      4338       37,500 Sh          SOLE                   37,500   0     0
GAMETECH INTERNATIONAL INC   COM              36466D102       161       13,400 Sh          SOLE                   13,400   0     0
GOLDMAN SACHS GROUP INC      COM              38141G104      9849       48,800 Sh          SOLE                   48,800   0     0
GATEWAY INC                  COM              367626108       903      443,100 Sh          SOLE                  443,100   0     0
HELIX ENERGY SOLUTIONS GRP I COM              42330P107      2058       65,800 Sh          SOLE                   65,800   0     0
JACUZZI BRANDS INC           COM              469865109      3191      256,300 Sh          SOLE                  256,300   0     0
MIDAS GROUP INC              COM              595626102      1549       66,400 Sh          SOLE                   66,400   0     0
MORGAN STANLEY               COM NEW          617446448      3116       38,094 Sh          SOLE                   38,094   0     0
PINNACLE AIRL CORP           COM              723443107       509       49,000 Sh          SOLE                   49,000   0     0
PORTLAND GEN ELEC CO         COM NEW          736508847       917       33,634 Sh          SOLE                   33,634   0     0
SEMICONDUCTOR HLDRS TR       DEP RCPT         816636203      2200       65,000 Sh          SOLE                   65,000   0     0
YAHOO INC                    COM              984332106      1142       40,000 Sh          SOLE                   40,000   0     0
FORD MTR CO DEL              CALL             345370900       200      200,000 PRN CALL    SOLE                  200,000   0     0
AMERICREDIT CORP             COM              03060R101     10000       10,000 PRN         SOLE                   10,000   0     0
ALLERGAN INC                 NOTE 1.500% 4/0  018490AL6      7500        7,500 PRN         SOLE                    7,500   0     0
CADIZ INC                    COM NEW          127537207     32737   32,737,500 PRN         SOLE               32,737,500   0     0
FORD MTR CO DEL              COM PAR $0.01    345370860     40000   40,000,000 PRN         SOLE               40,000,000   0     0
OMNICARE INC                 DBCV 3.250%12/1  681904AL2     15000   15,000,000 PRN         SOLE               15,000,000   0     0
PINNACLE AIRL CORP           NOTE 3.250% 2/1  723443AB3     12950   12,950,000 PRN         SOLE               12,950,000   0     0

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